Auditor fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Auditor fees
Audit fees	€ 512	€ 419	€ 487
Audit-related fees	32	64	24
Total	€ 544	€ 483	€ 511